Financial Risk Management Objectives and Policies - Summary of Sensitivity to Every 10% Change in Fair Values of Equity Investments, with all other Variables Held Constant (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Listed investments [member] | Hong Kong [member] | Equity investments designated at fair value through other comprehensive income [member]
Disclosure Of Change In Equity Price Risk [line items]
Carrying amount of equity investment	¥ 510
Increase in comprehensive income	38
Decrease in comprehensive income	(38)
Listed investments [member] | Hong Kong [member] | Available-for-sale investments [member]
Disclosure Of Change In Equity Price Risk [line items]
Carrying amount of equity investment		¥ 569
Increase in comprehensive income		43
Decrease in comprehensive income		(43)
Listed investments [member] | Shanghai [member] | Assets at fair value through profit or loss [member]
Disclosure Of Change In Equity Price Risk [line items]
Carrying amount of equity investment	96
Increase in profit or loss	7
Decrease in profit or loss	(7)
Listed investments [member] | Shanghai [member] | Available-for-sale investments [member]
Disclosure Of Change In Equity Price Risk [line items]
Carrying amount of equity investment		123
Increase in comprehensive income		9
Decrease in comprehensive income		¥ (9)
Unlisted investments, at cost [member] | Equity investments designated at fair value through other comprehensive income [member]
Disclosure Of Change In Equity Price Risk [line items]
Carrying amount of equity investment	737
Increase in comprehensive income	55
Decrease in comprehensive income	¥ (55)